FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and address of issuer:

Merrill Lynch, Pierce, Fenner & Smith Incorporated
c/o Merrill Lynch, Pierce, Fenner & Smith Incorporated
Defined Asset Funds
P.O. Box 9051
Princeton, N.J. 08543-9051

2. Name of each series or class of fund for which this notice is filed:

     Municipal Investment Trust Fund, Insured Series-225, Defined
Asset Funds

3.  Investment Company Act File Number:
     811-1777

    Securities Act File Number:
     33-60439

4.  Last day of fiscal year for which this notice is filed:
     December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

     [ ]

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6):

     Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     None

9. Number and aggregate sale price of securities sold during the fiscal year:

     1,048 Units                   $1,053,755.68 Aggregate Sale Price

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     1,048 Units                   $1,053,755.68 Aggregate Sale Price

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Not Applicable

12. Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
     during the fiscal year in reliance on rule
     24f-2 (from item 10):                               $1,053,755.68

     (ii) Aggregate price of shares issued in
     connection with dividend reinvestment plans
     from Item 11, if applicable):                             N/A


     (iii) Aggregate price of shares redeemed or
     repurchased during the fiscal year (if
     applicable):                                           $1,320,496.
     55

     (iv) Aggregate price of shares redeemed or
     repurchased and previously applied as a
     reduction to filing fees pursuant to rule 24f-
     2 (if applicable):                                           $0.00

     (v) Net aggregate price of securities sold and
     issued during the fiscal year in reliance on
     rule 24f-2 [line (i), plus line (ii), less
     line (iii), plus line (vi)] (if applicable):        $0.00

     (vi) Multiplier prescribed by Section 6(b) of
     the Securities Act of 1933 or other applicable
     law or regulation (see Instruction C.6):             1/33rd of 1%
                                                        _____________
                                                          $0.00
                                                     ================

13. Check box if fees are being remitted to the Commissions's lockbox depository as describe in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).

     []

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     Not Applicable

                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                        By Merrill Lynch, Pierce, Fenner & Smith
                        Incorporated


                        By /s/ Daniel C. Tyler
                              Vice-President


Date:  February 25, 1997